Loan Receivables (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Loan Receivables [Line Items]
Loan receivables	$ 50,000,000	$ 50,000,000
Interest amount	1,500,000
Loan Agreement [Member]
Loan Receivables [Line Items]
Loan amount	$ 50,000,000
Annual interest rate	6.00%
Loan agreement term	5 years